Schedule of Financial Statements is Reflected (Details) - USD ($)	2 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Jun. 21, 2021	Jan. 14, 2021	Nov. 11, 2020	Sep. 30, 2020	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock - $0.0001 par value	$ 3,522		$ 3,522				$ 3,522	$ 3,522
Additional paid-in-capital	50,986,672		52,649,882				52,649,882	29,791,662
Accumulated deficit	(11,984,420)		(17,577,455)				(17,577,455)	(32,102,193)
Total stockholders' equity	39,007,835		35,078,010				$ 35,078,010	$ (2,305,566)	$ 300,000,000			$ 30,308,513	$ 2,004,435
Basic and diluted weighted average shares outstanding, common stock subject to redemption							35,216,000	35,216,000
Basic and diluted net loss per common share							$ (0.16)	$ (0.26)
Big Cypress Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption				$ 116,150,000	$ 116,150,000	$ 116,150,000				$ 116,150,000
Common stock - $0.0001 par value	288	[1]	330	330	330	330	$ 330			330
Additional paid-in-capital	24,712
Accumulated deficit	(8,996)		(9,293,659)	(8,962,830)	(6,760,669)	(8,962,830)	(9,293,659)			(10,018,499)
Total stockholders' equity	$ 16,004		$ (9,293,329)	$ (8,962,500)	$ (6,760,339)	$ (8,962,500)	$ (9,293,329)			$ (10,018,169)
Number of shares subject to redemption				11,500,000	11,500,000	11,500,000				11,500,000
Basic and diluted weighted average shares outstanding, common stock subject to redemption	2,500,000	[2]	14,792,200	14,792,000	13,070,827	13,936,269	14,224,714
Basic and diluted net loss per common share	$ (0.00)		$ (0.02)	$ (0.15)	$ 0.23	$ 0.06	$ 0.03
Previously Reported [Member] | Big Cypress Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption				$ 102,187,499	$ 104,389,656	$ 102,187,499				$ 101,131,827
Common stock - $0.0001 par value				467	445	467				479
Additional paid-in-capital				4,237,471	2,035,336	4,237,471				5,359,507
Accumulated deficit				762,063	2,964,224	762,063				(359,892)
Total stockholders' equity				$ 5,000,002	$ 5,000,005	$ 5,000,002				$ 5,000,004
Number of shares subject to redemption				10,117,574	10,335,609	10,117,574				10,013,052
Basic and diluted weighted average shares outstanding, common stock subject to redemption				4,443,103	3,532,050	4,162,957
Basic and diluted net loss per common share				$ (0.50)	$ 0.84	$ 0.18
Revision of Prior Period, Adjustment [Member] | Big Cypress Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption				$ 13,962,501	$ 11,760,344	$ 13,962,501				$ 15,018,173
Common stock - $0.0001 par value				(137)	(115)	(137)				(149)
Additional paid-in-capital				(4,237,471)	(2,035,336)	(4,237,471)				(5,359,507)
Accumulated deficit				(9,724,893)	(9,724,892)	(9,724,893)				(9,658,517)
Total stockholders' equity				$ (13,962,501)	$ (11,760,344)	$ (13,962,501)				$ (15,018,173)
Number of shares subject to redemption				1,382,426	1,164,391	1,382,426				1,486,948
Basic and diluted weighted average shares outstanding, common stock subject to redemption				10,349,097	9,538,777	9,773,212
Basic and diluted net loss per common share				$ 0.35	$ (0.61)	$ (0.12)

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).
[2]	Excludes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).